UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Growth and Income Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Shares                    Value ($)
                                                                                  ------------------------------------------


Common Stocks 99.0%
Consumer Discretionary 10.9%
Hotels Restaurants & Leisure 0.5%
McDonald's Corp.                                                                        878,370                  24,374,768
                                                                                                              -------------
Household Durables 0.4%
Harman International Industries, Inc.                                                   269,580                  21,933,029
                                                                                                              -------------
Media 3.5%
Clear Channel Communications, Inc.                                                      797,120                  24,654,922
Time Warner, Inc.*                                                                    5,046,600                  84,328,686
Viacom, Inc. "B"                                                                      1,989,030                  63,688,740
                                                                                                              -------------
                                                                                                                172,672,348

Multiline Retail 3.7%
Federated Department Stores, Inc.                                                     1,174,760                  86,086,413
J.C. Penney Co., Inc.                                                                   904,650                  47,566,497
Nordstrom, Inc.                                                                         689,110                  46,838,806
                                                                                                              -------------
                                                                                                                180,491,716

Specialty Retail 2.8%
Advance Auto Parts, Inc.*                                                               783,700                  50,587,835
Staples, Inc.                                                                         1,315,690                  28,050,511
The Sherwin-Williams Co.                                                                566,980                  26,699,088
Urban Outfitters, Inc.*                                                                 517,470                  29,335,374
                                                                                                              -------------
                                                                                                                134,672,808

Consumer Staples 10.1%
Beverages 2.7%
Brown-Forman Corp. "B"                                                                  215,500                  13,029,130
Coca-Cola Co.                                                                         1,482,000                  61,873,500
PepsiCo, Inc.                                                                         1,078,770                  58,178,066
                                                                                                              -------------
                                                                                                                133,080,696

Food & Staples Retailing 3.3%
Costco Wholesale Corp.                                                                2,134,300                  95,659,326
Safeway, Inc.* (c)                                                                    2,873,800                  64,919,142
                                                                                                              -------------
                                                                                                                160,578,468

Food Products 1.4%
General Mills, Inc.                                                                   1,434,500                  67,120,255
                                                                                                              -------------
Household Products 2.7%
Procter & Gamble Co.                                                                  2,468,720                 130,224,980
                                                                                                              -------------
Energy 9.0%
Oil, Gas & Consumable Fuels 9.0%
Amerada Hess Corp.  (c)                                                                 884,580                  94,216,616
Burlington Resources, Inc.                                                              461,960                  25,518,670
ChevronTexaco Corp.                                                                   1,591,500                  88,996,680
ConocoPhillips                                                                          496,060                  28,518,490
Devon Energy Corp.                                                                      567,400                  28,755,832
ExxonMobil Corp.                                                                      3,007,168                 172,821,945
                                                                                                              -------------
                                                                                                                438,828,233

Financials 20.3%
Banks 6.4%
Bank of America Corp.                                                                 4,694,106                 214,098,175
Commerce Bancorp, Inc. (c)                                                              867,800                  26,303,018
Wachovia Corp.                                                                        1,492,900                  74,047,840
                                                                                                              -------------
                                                                                                                314,449,033

Capital Markets 5.2%
Lehman Brothers Holdings, Inc.                                                        1,405,300                 139,518,184
The Goldman Sachs Group, Inc.                                                         1,104,190                 112,649,464
                                                                                                              -------------
                                                                                                                252,167,648

Diversified Financial Services 2.8%
CIT Group, Inc.                                                                       1,061,130                  45,596,756
Citigroup, Inc.                                                                         730,379                  33,765,421
Countrywide Financial Corp.                                                             635,000                  24,517,350
JPMorgan Chase & Co.                                                                    908,910                  32,102,701
                                                                                                              -------------
                                                                                                                135,982,228

Insurance 5.9%
AFLAC, Inc.                                                                           1,558,000                  67,430,240
Allstate Corp.                                                                        2,640,580                 157,774,655
Hartford Financial Services Group, Inc.                                                 582,000                  43,521,960
Prudential Financial, Inc.                                                              281,010                  18,451,117
                                                                                                              -------------
                                                                                                                287,177,972

Health Care 12.1%
Biotechnology 1.5%
Amgen, Inc.*                                                                            442,230                  26,737,226
Genzyme Corp.*                                                                          112,130                   6,737,892
Invitrogen Corp.*  (c)                                                                  474,660                  39,534,431
                                                                                                              -------------
                                                                                                                 73,009,549

Health Care Equipment & Supplies 1.3%
Fisher Scientific International, Inc.*                                                  395,590                  25,673,791
Medtronic, Inc.                                                                         790,700                  40,950,353
                                                                                                              -------------
                                                                                                                 66,624,144

Health Care Providers & Services 3.7%
Caremark Rx, Inc.*                                                                    2,456,670                 109,370,948
UnitedHealth Group, Inc.                                                                669,940                  34,930,672
WellPoint, Inc.*                                                                        515,200                  35,878,528
                                                                                                              -------------
                                                                                                                180,180,148

Pharmaceuticals 5.6%
Allergan, Inc.                                                                          581,200                  49,541,488
Johnson & Johnson                                                                     2,921,450                 189,894,250
Watson Pharmaceuticals, Inc.*                                                         1,134,300                  33,529,908
                                                                                                              -------------
                                                                                                                272,965,646

Industrials 11.6%
Aerospace & Defense 4.3%
Boeing Co.                                                                            1,337,900                  88,301,400
Goodrich Corp.                                                                          735,250                  30,115,840
Lockheed Martin Corp.                                                                 1,153,260                  74,811,976
United Technologies Corp.                                                               303,360                  15,577,536
                                                                                                              -------------
                                                                                                                208,806,752

Commercial Services & Supplies 0.9%
Waste Management, Inc.                                                                1,591,930                  45,115,296
                                                                                                              -------------
Electrical Equipment 1.0%
Emerson Electric Co.                                                                    751,500                  47,066,445
                                                                                                              -------------
Industrial Conglomerates 4.4%
General Electric Co.                                                                  2,451,850                  84,956,603
Tyco International Ltd.                                                               4,472,300                 130,591,160
                                                                                                              -------------
                                                                                                                215,547,763

Machinery 1.0%
Parker-Hannifin Corp.                                                                   802,710                  49,776,047
                                                                                                              -------------
Information Technology 15.2%
Communications Equipment 2.4%
Cisco Systems, Inc.*                                                                    863,730                  16,505,880
Motorola, Inc.                                                                        5,619,030                 102,603,488
                                                                                                              -------------
                                                                                                                119,109,368

Computers & Peripherals 3.6%
Dell, Inc.*                                                                             665,120                  26,278,891
EMC Corp.*                                                                            5,166,550                  70,833,401
International Business Machines Corp.                                                 1,038,040                  77,022,568
                                                                                                              -------------
                                                                                                                174,134,860

Internet Software & Services 0.7%
Google, Inc. "A"*                                                                       108,220                  31,832,913
                                                                                                              -------------

IT Consulting & Services 1.9%
Accenture Ltd. "A"*                                                                   1,662,200                  37,682,074
Affiliated Computer Services, Inc. "A"*                                               1,098,590                  56,137,949
                                                                                                              -------------
                                                                                                                 93,820,023

Semiconductors & Semiconductor Equipment 1.2%
Applied Materials, Inc.                                                               1,701,440                  27,529,299
Broadcom Corp. "A"*                                                                     890,790                  31,631,953
                                                                                                              -------------
                                                                                                                 59,161,252

Software 5.4%
Cognos, Inc.*                                                                           758,495                  25,895,019
Microsoft Corp.                                                                       1,552,850                  38,572,794
Oracle Corp.*                                                                        13,164,860                 173,776,152
Symantec Corp.*                                                                       1,117,240                  24,288,798
                                                                                                              -------------
                                                                                                                262,532,763
Materials 2.8%
Chemicals 1.9%
Dow Chemical Co.                                                                      1,029,480                  45,842,744
PPG Industries, Inc.                                                                    778,060                  48,831,046
                                                                                                              -------------
                                                                                                                 94,673,790

Paper & Forest Products 0.9%
Georgia-Pacific Corp.                                                                 1,301,420                  41,385,156
                                                                                                              -------------
Telecommunication Services 3.5%
Diversified Telecommunication Services
ALLTEL Corp.                                                                            846,730                  52,734,344
Sprint Corp.(c)                                                                       3,688,000                  92,531,920
Verizon Communications, Inc.                                                            687,600                  23,756,580
                                                                                                              -------------
                                                                                                                169,022,844

Utilities 3.5%
Electric Utilities 2.7%
Edison International                                                                    735,510                  29,824,931
Exelon Corp.                                                                            762,980                  39,163,763
PG&E Corp.                                                                            1,633,310                  61,314,457
                                                                                                              -------------
                                                                                                                130,303,151

Independent Power Producers & Energy Traders 0.8%
Constellation Energy Group, Inc.                                                        709,010                  40,902,787
                                                                                                              -------------

Total Common Stocks (Cost $4,252,186,415)                                                                     4,829,724,879
                                                                                                              -------------
Exchange Traded Funds 0.5%
SPDR Trust Series 1 (c)
(Cost $24,809,245)                                                                      204,500                  24,372,310
                                                                                                              -------------
Securities Lending Collateral 2.9%
Scudder Daily Assets Fund Institutional, 3.19% (b)(d)
(Cost $140,865,065)                                                                 140,865,065                 140,865,065
                                                                                                              -------------
Cash Equivalents 0.6%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $27,609,136)                                                                   27,609,136                  27,609,136
                                                                                                              -------------

                                                                                           % of
                                                                                                 Net Assets        Value ($)

Total Investment Portfolio  (Cost $4,445,469,861)                                         103.0               5,022,571,390
Other Assets and Liabilities, Net                                                          -3.0                -145,197,102
                                                                                                              -------------
Net Assets                                                                                100.0               4,877,374,288
                                                                                                              =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $137,028,333 which is 2.8% of net assets.

(d) Represents collateral held in connection with securities lending.

At June 30, 2005, open written options were as follows:

Written                           # of    Expiration     Strike
Options                         Options      Date       Price ($)     Value ($)
--------------------------------------------------------------------------------
Call Options
Nordstrom, Inc.                  1,700     8/20/2005        75.0        136,000
--------------------------------------------------------------------------------
Total outstanding written options (Premiums received $147,995)          136,000
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Scudder Growth and Income Fund, a series of Investment Trust


By:                 /s/ Julian Sluyters
                    ---------------------------
                    Julian Sluyters
                    Chief Executive Officer

Date:               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:         Scudder Growth and Income Fund, a series of Investment Trust


By:                 /s/ Julian Sluyters
                    ---------------------------
                    Julian Sluyters
                    Chief Executive Officer

Date:               August 24, 2005



By:                 /s/ Paul Schubert
                    ---------------------------
                    Paul Schubert
                    Chief Financial Officer

Date:               August 24, 2005